DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]
Maturities of notes payable as of March 31, 2015 are as follows:

Years Ending December 31	Liability Against Assets Subject to Finance Lease	Metro Medical	Loan from CEO	Bank Direct Capital Finance	Honda Financial Services	Total
2015 (nine months)	$8,967	$265,386	$470,089	$63,399	$3,981	$811,822
2016	11,875	-	-	-	6,194	18,069
2017	11,152	-	-	-	6,471	17,623
Thereafter	-	-	-	-	12,573	12,573
Total	$31,994	$265,386	$470,089	$63,399	$29,219	$860,087

Maturities of notes payable as of December 31, 2014 are as follows:

	Liability Against
Year Ending	Assets Subject to			Bank Direct	Honda Financial
December 31	Finance Lease	Metro Medical	Loan from CEO	Capital Finance	Services	Total
2015	$12,348	$421,989	$470,089	$156,894	$5,385	$1,066,705
2016	11,334	-	-	-	6,192	17,526
2017	11,947	-	-	-	6,469	18,416
Thereafter	-	-	-	-	12,622	12,622
Total	$35,629	$421,989	$470,089	$156,894	$30,668	$1,115,269